Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0001383094
Registrant Name	SANTANDER DRIVE AUTO RECEIVABLES LLC
Registration File Number	333-284121
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A